Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Advances and contributions in aid of construction, refunds	$ 8	$ 9